Equity (Details Text) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Oct. 17, 2019	Jun. 28, 2019	Mar. 11, 2019	Dec. 31, 2018	Mar. 12, 2018	Mar. 10, 2017
Equity (Details Text)
Shares	R$ 933,003				R$ 4,966,975
Expected dividend as percentage, share options granted	30.00%
Legal reserve - annual statutory net income	5.00%
Statutory Reserve - net income remaining after statutory allocations	100.00%
Accumulated value limited - Paid-in capital share amount	95.00%
Distributed dividends (including interest on equity)		R$ 8,000,000,000	R$ 1,455,000,000
Nominative-book entry shares, with no nominal value
Number of shares issued				1,343,971,619		610,896,190	555,360,173
Common shares
Equity (Details Text)
Par value per share		R$ 0.948654134	R$ 0.172536471
Nominative-book entry shares, with no nominal value
Number of shares issued				671,985,845		305,448,111	277,680,101
Preferred shares
Equity (Details Text)
Par value per share		R$ 1.043519547	R$ 0.189790118
Nominative-book entry shares, with no nominal value
Number of shares issued				671,985,774		305,448,079	277,680,072
Increase amount
Equity (Details Text)
Shares				R$ 8,000,000,000		R$ 8,000,000,000	R$ 8,000,000,000
Current value
Equity (Details Text)
Shares				67,100,000,000		59,100,000,000	51,100,000,000
Amount
Equity (Details Text)
Shares				R$ 75,100,000,000		R$ 67,100,000,000	R$ 59,100,000,000